Average Annual Total Returns - Texas Capital Government Money Market Fund Institutional Class - Texas Capital Government Money Market Fund (Institutional Class Shares)		12 Months Ended	18 Months Ended
	Jun. 18, 2026	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.10%	4.34%
Performance Inception Date	Jul. 17, 2024